UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21449

        Nuveen Municipal High Income Opportunity Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Municipal High Income Opportunity Fund (NMZ)
	July 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	National – 2.3% (1.4% of Total Investments)
	Charter Mac Equity Issuer Trust, Preferred Shares, Series 2004A-4:
$ 5,000	6.000%, 12/31/45 (Mandatory put 4/30/19) (Alternative Minimum Tax)	4/19 at 100.00	Aaa	$5,282,450
1,000	5.750%, 12/31/45 (Mandatory put 4/30/15) (Alternative Minimum Tax)	4/15 at 100.00	Aaa	1,049,720
1,000	GMAC Municipal Mortgage Trust, Series B-1, 5.600%, 10/31/39 (Mandatory put 10/31/19)	No Opt. Call	Baa1	1,018,050
	(Alternative Minimum Tax)

7,000	Total National			7,350,220

	Alabama – 0.8% (0.5% of Total Investments)
2,000	Bessemer, Alabama, General Obligation Warrants, Series 2007, 6.500%, 2/01/37	2/17 at 102.00	N/R	1,703,320
1,000	Birmingham Special Care Facilities Financing Authority, Alabama, Revenue Bonds, Baptist Health	11/15 at 100.00	Baa1	862,470
	System Inc., Series 2005A, 5.000%, 11/15/30

3,000	Total Alabama			2,565,790

	Arizona – 5.6% (3.4% of Total Investments)
479	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	498,419
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
2,000	Maricopa County Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds,	10/08 at 103.00	N/R	2,002,680
	Privado Park Apartments Project, Series 2006A, 5.250%, 11/01/41 (Mandatory put 11/01/11)
	(Alternative Minimum Tax)
6,720	Maricopa County Industrial Development Authority, Arizona, Senior Living Facility Revenue	1/11 at 103.00	BB	6,199,939
	Bonds, Christian Care Mesa II Inc., Series 2004A, 6.625%, 1/01/34 (Alternative Minimum Tax)
	Phoenix Industrial Development Authority, Arizona, Educational Revenue Bonds, Keystone
	Montessori School, Series 2004A:
275	6.375%, 11/01/13	11/11 at 103.00	N/R	282,788
790	7.250%, 11/01/23	11/11 at 103.00	N/R	828,505
1,715	7.500%, 11/01/33	11/11 at 103.00	N/R	1,787,939
990	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Franklin	7/16 at 100.00	N/R	841,708
	Phonetic Charter School, Series 2006, 5.750%, 7/01/36
1,645	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Heritage	7/14 at 100.00	N/R (4)	1,957,715
	Elementary School, Series 2004, 7.500%, 7/01/34 (Pre-refunded 7/01/14)
550	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	530,464
	Webster Basic Schools Inc., Series 2004, 6.125%, 12/15/34
500	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Pointe	No Opt. Call	AAA	579,110
	Educational Services Charter School, Series 2004, 6.250%, 7/01/14 (ETM)
1,150	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	10/12 at 100.00	BBB–	1,040,336
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.250%, 10/01/22 – ACA Insured
1,000	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	972,350
	Agribusiness and Equine Center Charter School, Series 2004A, 5.850%, 9/01/24

17,814	Total Arizona			17,521,953

	California – 15.2% (9.4% of Total Investments)
8,000	Alameda Public Finance Authority, California, Revenue Bond Anticipation Notes, Alameda Power	No Opt. Call	N/R	6,240,000
	and Telecom, Series 2004, 7.000%, 6/01/09
940	California Health Facilities Financing Authority, Hospital Revenue Bonds, Downey Community	11/08 at 100.00	BB	900,943
	Hospital, Series 1993, 5.750%, 5/15/15
2,500	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Tender Option	8/18 at 100.00	AA–	2,022,650
	Bond Trust 2716, 12.370%, 8/15/38 (IF)
4,000	California Statewide Communities Development Authority, Revenue Bonds, EnerTech Regional	No Opt. Call	BB	3,266,120
	Biosolids Project, Series 2007A, 5.500%, 12/01/33 (Alternative Minimum Tax)
2,925	California Statewide Community Development Authority, Revenue Bonds, Epidaurus Project, Series	3/14 at 102.00	N/R	3,018,337
	2004A, 7.750%, 3/01/34
	California Statewide Community Development Authority, Revenue Bonds, Sutter Health, Tender
	Option Bond Trust 2708:
2,565	12.360%, 11/15/38 (IF)	5/18 at 100.00	AA–	2,073,033
1,000	13.370%, 11/15/48 (IF)	5/18 at 100.00	AA–	843,340
1,005	California Statewide Community Development Authority, Subordinate Lien Multifamily Housing	1/14 at 100.00	N/R	1,031,401
	Revenue Bonds, Corona Park Apartments, Series 2004I-S, 7.750%, 1/01/34 (Alternative
	Minimum Tax)
1,000	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/17 at 100.00	BBB	821,300
	Asset-Backed Bonds, Series 2007A-1, 5.750%, 6/01/47
5,500	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	6,288,700
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
2,500	Independent Cities Lease Finance Authority, California, Revenue Bonds, El Granada Mobile Home	5/14 at 100.00	N/R	2,513,450
	Park, Series 2004A, 6.450%, 5/15/44
1,015	Independent Cities Lease Finance Authority, California, Subordinate Lien Revenue Bonds, El	5/14 at 100.00	N/R	970,908
	Granada Mobile Home Park, Series 2004B, 6.500%, 5/15/44
1,200	Lake Elsinore, California, Special Tax Bonds, Community Facilities District 2003-2 Improvement	9/13 at 102.00	N/R	1,166,664
	Area A, Canyon Hills, Series 2004A, 5.950%, 9/01/34
3,400	Lee Lake Water District, Riverside County, California, Special Tax Bonds, Community Facilities	9/13 at 102.00	N/R	3,204,908
	District 3, Series 2004, 5.950%, 9/01/34
2,950	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	2,451,008
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
	Moreno Valley Unified School District, Riverside County, California, Special Tax Bonds,
	Community Facilities District, Series 2004:
800	5.550%, 9/01/29	9/14 at 100.00	N/R	724,336
1,250	5.650%, 9/01/34	9/14 at 100.00	N/R	1,129,863
	Orange County, California, Special Tax Bonds, Community Facilities District 03-1 of Ladera
	Ranch, Series 2004A:
500	5.500%, 8/15/23	8/12 at 101.00	N/R	497,210
1,625	5.600%, 8/15/28	8/12 at 101.00	N/R	1,606,264
1,000	5.625%, 8/15/34	8/12 at 101.00	N/R	983,860
2,250	San Diego County, California, Certificates of Participation, San Diego-Imperial Counties	9/12 at 100.00	Baa1	2,158,808
	Developmental Services Foundation Project, Series 2002, 5.500%, 9/01/27
3,895	West Patterson Financing Authority, California, Special Tax Bonds, Community Facilities	9/13 at 103.00	N/R	3,747,457
	District 2001-1, Series 2004A, 6.125%, 9/01/39

51,820	Total California			47,660,560

	Colorado – 10.7% (6.6% of Total Investments)
925	Bradburn Metropolitan District 3, Colorado, General Obligation Bonds, Series 2003,	12/13 at 101.00	N/R	920,190
	7.500%, 12/01/33
5,594	Buffalo Ridge Metropolitan District, Colorado, Limited Obligation Assessment Bonds, Series	12/13 at 101.00	N/R	5,684,399
	2003, 7.500%, 12/01/33
400	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Academy	12/10 at 101.00	BBB (4)	444,820
	Charter School – Douglas County School District Re. 1, Series 2000, 6.875%, 12/15/20
	(Pre-refunded 12/15/10)
650	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Bromley	9/11 at 100.00	Ba1 (4)	731,764
	East Charter School, Series 2000A, 7.250%, 9/15/30 (Pre-refunded 9/15/11)
3,500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Denver	5/14 at 101.00	N/R	3,375,785
	Arts and Technology Academy, Series 2003, 8.000%, 5/01/34
	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Excel
	Academy Charter School, Series 2003:
470	7.300%, 12/01/23 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	537,290
875	7.500%, 12/01/33 (Pre-refunded 12/01/11)	12/11 at 100.00	AAA	1,005,804
1,784	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/10 at 100.00	AAA	1,924,436
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2002,
	8.000%, 2/15/32 (Pre-refunded 2/15/10)
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	2/16 at 101.00	N/R	839,430
	Jefferson County School District R-1 – Compass Montessori Secondary School, Series 2006,
	5.625%, 2/15/36
1,240	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/11 at 100.00	Ba1 (4)	1,368,402
	County School District 6 – Frontier Academy, Series 2001, 7.250%, 6/01/20 (Pre-refunded 6/01/11)
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	813,580
	Series 2006A, Trust 1088,12.408%, 9/01/41 (IF)
1,040	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	9/16 at 100.00	AA	991,531
	Series 2006A, 5.000%, 9/01/41 (UB)
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	4/18 at 100.00	AAA	980,760
	Series 2006C-1, Trust 1090, 12.515%, 10/01/41 – FSA Insured (IF)
4,300	Denver Health and Hospitals Authority, Colorado, Revenue Bonds, Series 2004A, 6.250%, 12/01/33	12/14 at 100.00	AAA	4,990,623
	(Pre-refunded 12/01/14)
1,000	Denver, Colorado, FHA-Insured Multifamily Housing Mortgage Loan Revenue Bonds, Garden Court	7/10 at 100.00	AAA	1,002,650
	Community Project, Series 1998, 5.400%, 7/01/39
3,145	Kit Carson County Health Service District, Colorado, Health Care Facility Revenue Bonds,	No Opt. Call	N/R	2,898,621
	Series 2007, 6.750%, 1/01/34
1,250	Mesa County, Colorado, Residential Care Facilities Mortgage Revenue Bonds, Hilltop Community	12/11 at 101.00	A	1,190,013
	Resources Inc. Obligated Group, Series 2001A, 5.250%, 12/01/21 – RAAI Insured
1,000	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds, Series	12/16 at 100.00	N/R	785,940
	2007, 5.500%, 12/01/27
1,995	Park Creek Metropolitan District, Colorado, Limited Tax Obligation Revenue Bonds, Series	12/13 at 100.00	N/R	2,068,336
	2003CR-2, 7.875%, 12/01/32 (Mandatory put 12/01/13)
	Tallyn’s Reach Metropolitan District 3, Aurora, Colorado, Limited Tax General Obligation
	Bonds, Series 2004:
500	6.625%, 12/01/23	12/13 at 100.00	N/R	507,770
500	6.750%, 12/01/33	12/13 at 100.00	N/R	505,385

33,168	Total Colorado			33,567,529

	Connecticut – 0.3% (0.2% of Total Investments)
1,025	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	1/09 at 100.00	BBB	960,876
	Lisbon Project, Series 1993A, 5.500%, 1/01/20 (Alternative Minimum Tax)

	Florida – 9.6% (6.0% of Total Investments)
1,600	Aberdeen Community Development District, Florida, Special Assessment Bonds, Series 2005,	5/14 at 100.00	N/R	1,220,176
	5.500%, 5/01/36
4,240	Bartram Springs Community Development District, Duval County, Florida, Special Assessment	5/13 at 102.00	N/R (4)	4,814,944
	Bonds, Series 2003A, 6.650%, 5/01/34 (Pre-refunded 5/01/13)
700	Broward County, Florida, Airport Facility Revenue Bonds, Learjet Inc., Series 2000, 7.500%,	11/14 at 101.00	Ba2	724,605
	11/01/20 (Alternative Minimum Tax)
1,140	Century Gardens Community Development District, Miami-Dade County, Florida, Special Assessment	5/14 at 101.00	N/R	1,103,987
	Revenue Bonds, Series 2004, 5.900%, 5/01/34
440	Islands at Doral Northeast Community Development District, Miami-Dade County, Florida, Special	5/14 at 101.00	N/R	442,121
	Assessment Bonds, Series 2004, 6.125%, 5/01/24
3,000	Jacksonville, Florida, Economic Development Commission Health Care Facilities Revenue Bonds,	9/17 at 100.00	N/R	2,983,290
	The Florida Proton Therapy Institute Project, Series 2007, 6.250%, 9/01/27
610	Lexington Community Development District, Florida, Special Assessment Revenue Bonds, Series	5/14 at 101.00	N/R	573,193
	2004, 6.125%, 5/01/34
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Series 2008, Trust 1145, 12.624%,	10/18 at 100.00	AAA	841,940
	10/01/38 – AGC Insured (Alternative Minimum Tax) (IF)
3,759	MMA Financial CDD Junior Securitization Trust, Florida, Pass-Through Certificates, Class A,	11/08 at 100.00	N/R	3,763,955
	Series 2003I, 8.000%, 11/01/13
985	Old Palm Community Development District, Florida, Special Assessment Bonds, Palm Beach	5/15 at 101.00	N/R	802,608
	Gardens, Series 2004A, 5.900%, 5/01/35
3,755	Palm Beach County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Lake	7/09 at 103.00	N/R	3,695,521
	Delray Apartments, Series 1999A, 6.400%, 1/01/31 (Alternative Minimum Tax)
2,000	Pine Island Community Development District, Florida, Special Assessment Bonds, Bella Collina,	5/12 at 101.00	N/R	1,694,020
	Series 2004, 5.750%, 5/01/35
1,000	Sarasota County Health Facility Authority, Florida, Revenue Bonds, Sarasota-Manatee Jewish	7/17 at 100.00	N/R	817,130
	Housing Council, Inc., Series 2007, 5.750%, 7/01/45
	Stonegate Community Development District, Florida, Special Assessment Revenue Bonds,
	Series 2004:
440	6.000%, 5/01/24	5/14 at 101.00	N/R	437,958
500	6.125%, 5/01/34	5/14 at 101.00	N/R	498,655
995	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006,	5/14 at 101.00	N/R	832,507
	5.400%, 5/01/37
1,715	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2007,	5/18 at 100.00	N/R	1,706,905
	6.650%, 5/01/40
	Westchester Community Development District 1, Florida, Special Assessment Bonds, Series 2003:
135	6.000%, 5/01/23	5/13 at 101.00	N/R	120,578
3,735	6.125%, 5/01/35	5/13 at 101.00	N/R	3,208,066

31,749	Total Florida			30,282,159

	Georgia – 1.3% (0.8% of Total Investments)
500	Effingham County Development Authority, Georgia, Solid Waste Disposal Revenue Bonds, Ft. James	7/10 at 100.00	B	443,040
	Project, Series 1998, 5.625%, 7/01/18 (Alternative Minimum Tax) (5)
900	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Canterbury Court,	2/09 at 100.00	N/R	828,045
	Series 2004A, 6.125%, 2/15/34
1,000	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, Elderly Care,	7/17 at 100.00	N/R	784,030
	Lenbrook Square Project, Series 2006A, 5.125%, 7/01/37
1,915	Fulton County Residential Care Facilities Authority, Georgia, Revenue Bonds, St. Anne’s	12/13 at 102.00	N/R	2,030,494
	Terrace, Series 2003, 7.625%, 12/01/33

4,315	Total Georgia			4,085,609

	Hawaii – 0.8% (0.5% of Total Investments)
2,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Island Pacific	No Opt. Call	N/R	1,789,000
	Academy Project, Series 2007, 6.375%, 3/01/34
1,000	Hawaii State Department of Budget and Finance, Private School Revenue Bonds, Montessori of	2/17 at 100.00	N/R	853,390
	Maui, Series 2007, 5.500%, 1/01/37

3,000	Total Hawaii			2,642,390

	Illinois – 7.8% (4.8% of Total Investments)
2,000	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes,	12/08 at 100.00	N/R	2,005,180
	Chicago/Kingsbury Redevelopment Project, Series 2004A, 6.570%, 2/15/13
1,000	Chicago, Illinois, Certificates of Participation, Tax Increment Allocation Revenue Bonds,	7/11 at 100.00	N/R	1,013,180
	Diversey-Narragansett Project, Series 2006, 7.460%, 2/15/26
2,000	Illinois Finance Authority, Revenue Bonds, Midwest Regional Medical Center Galena-Stauss	10/16 at 100.00	N/R	1,867,260
	Hospital, Series 2006, 6.750%, 10/01/46
1,350	Illinois Health Facilities Authority, FHA-Insured Mortgage Revenue Refunding Bonds, Sinai	8/13 at 100.00	AAA	1,326,200
	Health System, Series 2003, 5.150%, 2/15/37
1,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002,	5/12 at 100.00	Baa3	906,510
	5.500%, 5/15/32
8,800	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2016,	7/12 at 100.00	A–	8,925,576
	5.750%, 7/01/29 (UB)
1,400	Illinois Health Facilities Authority, Revenue Bonds, Midwest Physicians Group Ltd., Series	11/08 at 102.00	N/R	1,258,516
	1998, 5.500%, 11/15/19
1,650	Lombard Public Facilities Corporation, Illinois, First Tier Conference Center and Hotel	1/16 at 100.00	N/R	1,665,906
	Revenue Bonds, Series 2005A-1, 7.125%, 1/01/36
1,255	Lombard Public Facilities Corporation, Illinois, Third Tier Conference Center and Hotel	7/18 at 100.00	N/R	1,027,236
	Revenue Bonds, Series 2005C-3, 4.000%, 1/01/36
2,022	Plano Special Service Area 1, Illinois, Special Tax Bonds, Lakewood Springs Project, Series	3/14 at 102.00	N/R	1,945,488
	2004A, 6.200%, 3/01/34
998	Volo Village, Illinois, Special Service Area 3 Special Tax Bonds, Symphony Meadows Project 1,	3/16 at 102.00	N/R	876,184
	Series 2006, 6.000%, 3/01/36 (Mandatory put 2/29/16)
1,000	Yorkville United City Business District, Illinois, Storm Water and Water Improvement Project	1/17 at 102.00	N/R	872,480
	Revenue Bonds, Series 2007, 6.000%, 1/01/26
980	Yorkville, Illinois, Special Service Area 2005-108 Assessment Bonds, Autumn Creek Project,	3/16 at 102.00	N/R	826,013
	Series 2006, 6.000%, 3/01/36

25,455	Total Illinois			24,515,729

	Indiana – 10.5% (6.5% of Total Investments)
6,360	Carmel Redevelopment District, Indiana, Tax Increment Revenue Bonds, Series 2004A,	7/12 at 103.00	N/R	6,410,880
	6.650%, 1/15/24
22,770	Indiana Finance Authority, Water Facilities Refunding Revenue Bonds, Indiana-American Water	10/16 at 100.00	AA	19,948,114
	Company Inc. Project, Series 2006, 4.875%, 10/01/36 – AMBAC Insured (Alternative Minimum
	Tax) (UB)
	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Community Foundation of
	Northwest Indiana, Series 2004A:
500	6.250%, 3/01/25	3/14 at 101.00	BBB	509,320
2,500	6.000%, 3/01/39	3/14 at 101.00	BBB	2,423,650
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Ascension Health, Tender Option	11/16 at 100.00	Aa1	846,900
	Bond Series 2842, 12.012%, 11/15/39 (IF)
200	Jasper County, Indiana, Economic Development Revenue Refunding Bonds, Georgia Pacific	4/10 at 101.00	B2	180,878
	Corporation Project, Series 2000, 6.700%, 4/01/29 (Alternative Minimum Tax)
1,000	St. Joseph County, Indiana, Economic Development Revenue Bonds, Chicago Trail Village	7/15 at 103.00	N/R	1,030,910
	Apartments, Series 2005A, 7.500%, 7/01/35
1,735	Whitley County, Indiana, Solid Waste and Sewerage Disposal Revenue Bonds, Steel Dynamics Inc.,	11/10 at 102.00	N/R	1,771,140
	Series 1998, 7.250%, 11/01/18 (Alternative Minimum Tax)

36,065	Total Indiana			33,121,792

	Iowa – 0.3% (0.2% of Total Investments)
1,000	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BBB–	933,180
	5.500%, 7/01/25

	Kansas – 0.6% (0.3% of Total Investments)
2,000	Fredonia, Kansas, Hospital Revenue Bonds, Series 2007, 6.125%, 8/15/37	8/17 at 100.00	N/R	1,759,720

	Louisiana – 8.6% (5.4% of Total Investments)
1,000	Carter Marina Community Development District, Louisiana, Special Assessment Bonds, Series	10/12 at 100.00	N/R	945,590
	2007, 6.250%, 10/01/22
8,500	Hodge, Louisiana, Combined Utility System Revenue Bonds, Smurfit-Stone Container Corporation,	No Opt. Call	B–	8,032,838
	Series 2003, 7.450%, 3/01/24 (Alternative Minimum Tax)
5,000	Louisiana Local Government Envirnomental Facilities & Community Development Authority, Revenue	11/17 at 100.00	BB+	4,879,400
	Bonds, Westlake Chemical Corporation Project, Series 2007, 6.750%, 11/01/32
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	9/16 at 100.00	N/R	853,370
	Carter Plantation Hotel Project Revenue Bonds, Series 2006A, 6.000%, 9/01/36
1,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	6/16 at 101.00	N/R	1,017,300
	Revenue Bonds, CDF Healthcare of Louisiana LLC, Series 2006A, 7.000%, 6/01/36
3,000	Louisiana Local Government Environmental Facilities and Community Development Authority,	12/17 at 100.00	N/R	2,790,930
	Revenue Bonds, Southgate Suites Hotel LLC Project, Series 2007A, 6.750%, 12/15/37
	Ouachita Parish Industrial Development Authority, Louisiana, Solid Waste Disposal Revenue
	Bonds, White Oaks Project, Series 2004A:
865	8.250%, 3/01/19 (Alternative Minimum Tax)	3/10 at 102.00	N/R	885,976
805	8.500%, 3/01/24 (Alternative Minimum Tax)	3/10 at 102.00	N/R	827,355
5,125	St. James Parish, Louisiana, Solid Waste Disposal Revenue Bonds, Freeport McMoran Project,	4/11 at 100.00	N/R	5,145,141
	Series 1992, 7.700%, 10/01/22 (Alternative Minimum Tax)
2,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,802,580
	Series 2001B, 5.875%, 5/15/39

28,295	Total Louisiana			27,180,480

	Maine – 1.0% (0.6% of Total Investments)
3,155	Portland Housing Development Corporation, Maine, Section 8 Assisted Senior Living Revenue	2/14 at 102.00	Baa2	3,029,873
	Bonds, Avesta Housing Development Corporation, Series 2004A, 6.000%, 2/01/34

	Maryland – 3.6% (2.2% of Total Investments)
2,000	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	10/08 at 100.00	N/R	1,939,860
	7.400%, 9/01/19 (Alternative Minimum Tax)
3,850	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, MedStar Health,	8/14 at 100.00	A–	3,737,888
	Series 2004, 5.500%, 8/15/33
7,435	Prince George’s County, Maryland, Revenue Bonds, Dimensions Health Corporation, Series 1994,	1/09 at 100.00	B3	5,704,355
	5.300%, 7/01/24

13,285	Total Maryland			11,382,103

	Massachusetts – 1.1% (0.7% of Total Investments)
525	Massachusetts Development Finance Agency, Pioneer Valley Resource Recovery Revenue Bonds,	No Opt. Call	N/R	496,918
	Eco/Springfield LLC, Series 2006, 5.875%, 7/01/14 (Alternative Minimum Tax)
2,000	Massachusetts Development Finance Agency, Revenue Bonds, Orchard Cove, Series 2007,	10/12 at 102.00	BB–	1,743,220
	5.250%, 10/01/26
1,350	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Northern Berkshire	7/14 at 100.00	BB–	1,308,852
	Community Services Inc., Series 2004B, 6.375%, 7/01/34

3,875	Total Massachusetts			3,548,990

	Michigan – 4.4% (2.7% of Total Investments)
1,240	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	1,242,034
	1999, 7.000%, 4/01/29
870	Countryside Charter School, Berrien County, Michigan, Charter School Revenue Bonds, Series	4/09 at 100.00	N/R	877,665
	2000, 8.000%, 4/01/29
	Detroit Local Development Finance Authority, Michigan, Tax Increment Bonds, Series 1998A:
1,425	5.500%, 5/01/21	5/09 at 101.00	BB–	1,214,827
15	5.500%, 5/01/21 – ACA Insured	5/09 at 101.00	BB–	12,990
	Garden City Hospital Finance Authority, Michigan, Revenue Bonds, Garden City Hospital
	Obligated Group, Series 2007A:
1,000	4.875%, 8/15/27	8/17 at 100.00	N/R	763,600
1,000	5.000%, 8/15/38	8/17 at 100.00	N/R	709,920
3,580	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Detroit Medical	8/08 at 100.00	BB–	3,247,561
	Center Obligated Group, Series 1993B, 5.500%, 8/15/23
500	Michigan State Hospital Finance Authority, Revenue Bonds, Chelsea Community Hospital, Series	5/15 at 100.00	BBB	429,830
	2005, 5.000%, 5/15/30
1,500	Michigan State Hospital Finance Authority, Revenue Bonds, Hills and Dales General Hospital,	11/15 at 102.00	N/R	1,432,980
	Series 2005A, 6.750%, 11/15/38
2,625	Nataki Talibah Schoolhouse, Wayne County, Michigan, Certificates of Participation, Series	6/10 at 102.00	N/R (4)	2,896,609
	2000, 8.250%, 6/01/30 (Pre-refunded 6/01/10)
	Pontiac Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, NOMC Obligated
	Group, Series 1993:
985	6.000%, 8/01/13 (6)	8/08 at 100.00	C	64,518
1,500	6.000%, 8/01/18 (6)	8/08 at 100.00	C	98,250
1,800	6.000%, 8/01/23 (6)	8/08 at 100.00	C	117,900
1,000	Summit Academy North Charter School, Michigan, Charter School Revenue Bonds, Series 2005,	11/15 at 100.00	BB+	850,370
	5.500%, 11/01/30

19,040	Total Michigan			13,959,054

	Minnesota – 3.4% (2.1% of Total Investments)
	Minneapolis, Minnesota, Student Housing Revenue Bonds, Riverton Community Housing Project,
	Series 2000:
100	7.200%, 7/01/14 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	108,404
100	7.300%, 7/01/15 (Pre-refunded 7/01/10)	7/10 at 100.00	N/R (4)	108,582
1,325	Ramsey, Anoka County, Minnesota, Charter School Lease Revenue Bonds, PACT Charter School,	6/14 at 102.00	N/R	1,325,239
	Series 2004A, 6.750%, 12/01/33
5,000	St. Louis Park, Minnesota, Revenue Bonds, Park Nicollet Health Services, Series 2003B, 5.250%,	7/14 at 100.00	N/R (4)	5,498,850
	7/01/30 (Pre-refunded 7/01/14)
1,430	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, Higher	6/14 at 102.00	N/R	1,440,239
	Ground Academy Charter School, Series 2004A, 6.625%, 12/01/23
1,100	St. Paul Housing and Redevelopment Authority, Minnesota, Charter School Revenue Bonds, HOPE	6/14 at 102.00	N/R	1,103,509
	Community Academy Charter School, Series 2004A, 6.750%, 12/01/33
1,000	St. Paul Port Authority, Minnesota, Lease Revenue Bonds, HealthEast Midway Campus, Series	5/15 at 100.00	N/R	972,110
	2005B, 6.000%, 5/01/30

10,055	Total Minnesota			10,556,933

	Mississippi – 0.3% (0.2% of Total Investments)
957	Mississippi Home Corporation, Multifamily Housing Revenue Bonds, Tupelo Personal Care	10/19 at 101.00	N/R	847,573
	Apartments, Series 2004-2, 6.125%, 9/01/34 (Alternative Minimum Tax)

	Missouri – 2.7% (1.7% of Total Investments)
2,000	Branson Regional Airport Transportation Development District, Missouri, Project Revenue Bonds,	7/17 at 100.00	N/R	1,614,760
	Series 2007B, 6.000%, 7/01/37 (Alternative Minimum Tax)
5,935	Missouri Environmental Improvement and Energy Resources Authority, Water Facility Revenue	12/16 at 100.00	AA	5,001,840
	Bonds, Missouri-American Water Company, Series 2006, 4.600%, 12/01/36 –
	AMBAC Insured (Alternative Minimum Tax) (UB)
1,300	Saint Louis Industrial Development Authority, Missouri, Saint Louis Convention Center	12/10 at 102.00	N/R	1,178,268
	Headquarters Hotel Project, Series 2000A, 7.250%, 12/15/35 (Alternative Minimum Tax)
805	Saint Louis, Missouri, Tax Increment Financing Revenue Bonds, Grace Lofts Redevelopment	12/08 at 100.00	N/R	755,388
	Projects, Series 2007A, 6.000%, 3/27/26

10,040	Total Missouri			8,550,256

	Montana – 2.2% (1.3% of Total Investments)
5,200	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company, Series	7/10 at 101.00	BB–	4,904,068
	2000, 8.000%, 7/01/20 (Alternative Minimum Tax)
2,030	Montana Board of Investments, Resource Recovery Revenue Bonds, Yellowstone Energy LP, Series	No Opt. Call	N/R	1,917,437
	1993, 7.000%, 12/31/19 (Alternative Minimum Tax)

7,230	Total Montana			6,821,505

	Nebraska – 2.2% (1.4% of Total Investments)
7,250	Omaha Public Power District, Nebraska, Separate Electric System Revenue Bonds, Nebraska City	2/17 at 100.00	AAA	6,863,575
	2, Series 2006A, Residuals 2885, 12.189%, 2/01/49 – AMBAC Insured (IF)

	Nevada – 1.5% (0.9% of Total Investments)
1,170	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company Project,	10/08 at 100.00	BB+	1,001,169
	Series 1995C, 5.500%, 10/01/30
500	Clark County, Nevada, Industrial Development Revenue Bonds, Nevada Power Company, Series	11/08 at 100.00	BB+	440,660
	1997A, 5.900%, 11/01/32 (Alternative Minimum Tax)
1,465	Clark County, Nevada, Local Improvement Bonds, Mountain’s Edge Special Improvement District	8/16 at 100.00	N/R	1,376,924
	142, Series 2003, 6.375%, 8/01/23
1,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AA	663,430
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
4,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	1,296,720
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40

8,635	Total Nevada			4,778,903

	New Jersey – 5.0% (3.1% of Total Investments)
1,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	1/09 at 101.00	BB+	829,750
	Obligated Group, Series 1998, 5.125%, 7/01/25
1,660	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	9/09 at 101.00	B	1,194,586
	Airlines Inc., Series 1999, 6.250%, 9/15/29 (Alternative Minimum Tax)
500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	392,360
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital	7/10 at 101.00	BBB– (4)	551,505
	Obligated Group, Series 2000, 7.500%, 7/01/30 (Pre-refunded 7/01/10)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
7,825	6.750%, 6/01/39 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	9,098,201
2,760	7.000%, 6/01/41 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	3,238,474
500	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	BBB	358,800
	Series 2007-1A, 5.000%, 6/01/41

14,745	Total New Jersey			15,663,676

	New York – 0.7% (0.5% of Total Investments)
5	Dormitory Authority of the State of New York, Revenue Bonds, Lenox Hill Hospital Obligated	7/11 at 101.00	Ba2	4,564
	Group, Series 2001, 5.500%, 7/01/30
1,000	New York City Industrial Development Agency, New York, American Airlines-JFK International	8/16 at 101.00	B–	851,030
	Airport Special Facility Revenue Bonds, Series 2005, 7.750%, 8/01/31 (Alternative Minimum Tax)
1,700	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds,	8/24 at 100.00	CCC+	767,737
	American Airlines Inc., Series 1994, 6.900%, 8/01/24 (Alternative Minimum Tax)
750	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	No Opt. Call	B–	730,988
	Airport – American Airlines Inc., Series 2002A, 8.000%, 8/01/12 (Alternative Minimum Tax)

3,455	Total New York			2,354,319

	North Carolina – 3.4% (2.1% of Total Investments)
1,250	Charlotte-Mecklenberg Hospital Authority, North Carolina, Carolinas HealthCare System Revenue	1/18 at 100.00	AA–	959,600
	Bonds, Series 2008, Trust 1149, 12.043%, 1/15/47 (IF)
5,500	North Carolina Capital Facilities Finance Agency, Solid Waste Facilities Revenue Bonds,	7/12 at 106.00	N/R	4,970,680
	Liberty Tire Services of North Carolina LLC, Series 2004A, 6.750%, 7/01/29
1,000	North Carolina Capital Facilities Financing Agency, General Revenue Bonds, Duke University,	10/16 at 100.00	AA+	1,039,820
	Series 2006A, Trust 1076, 12.445%, 10/01/44 (IF)
	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University,
	Series 2008:
1,775	5.000%, 10/01/41 (UB)	10/15 at 100.00	AA+	1,792,981
1,780	5.000%, 10/01/44 (UB)	10/16 at 100.00	AA+	1,797,711

11,305	Total North Carolina			10,560,792

	Ohio – 9.5% (5.9% of Total Investments)
	Belmont County, Ohio, Revenue Bonds, Ohio Valley Health Services and Education Corporation,
	Series 1998:
500	5.700%, 1/01/13	1/10 at 100.00	B–	491,895
400	5.800%, 1/01/18	1/10 at 100.00	B–	367,868
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
345	5.125%, 6/01/24	6/17 at 100.00	BBB	307,581
3,570	5.875%, 6/01/30	6/17 at 100.00	BBB	3,087,907
3,375	5.750%, 6/01/34	6/17 at 100.00	BBB	2,794,028
10,855	5.875%, 6/01/47	6/17 at 100.00	BBB	8,819,034
3,255	Cleveland-Cuyahoga County Port Authority, Ohio, Development Revenue Bonds, Bond Fund Program –	5/14 at 102.00	N/R	3,055,501
	Garfield Heights Project, Series 2004D, 5.250%, 5/15/23
7,000	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/08 at 102.00	N/R	6,617,590
	1998A, 5.875%, 9/01/20 (Alternative Minimum Tax)
1,000	Ohio, Environmental Facilities Revenue Bonds, Ford Motor Company, Series 2005, 5.750%, 4/01/35	4/15 at 100.00	Ba1	627,470
	(Alternative Minimum Tax)
4,000	Western Reserve Port Authority, Ohio, Solid Waste Facility Revenue Bonds, Central Waste Inc.,	7/17 at 102.00	N/R	3,597,400
	Series 2007A, 6.350%, 7/01/27 (Alternative Minimum Tax)

34,300	Total Ohio			29,766,274

	Oklahoma – 1.5% (1.0% of Total Investments)
985	Okeene Municipal Hospital and Schallmo Authority, Oklahoma, Revenue Bonds, Series 2006,	1/16 at 101.00	N/R	960,080
	7.000%, 1/01/35
660	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,	8/09 at 101.00	AAA	690,743
	Series 1999A, 5.625%, 8/15/29 (Pre-refunded 8/15/09)
850	Tulsa Industrial Authority, Oklahoma, Student Housing Revenue Bonds, University of Tulsa,	10/16 at 100.00	A2	790,866
	Series 2006, 5.000%, 10/01/37
1,335	Tulsa Municipal Airport Trust, Oklahoma, Revenue Bonds, American Airlines Inc., Series 1995,	12/08 at 100.00	B–	1,055,598
	6.250%, 6/01/20
1,500	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc.,	No Opt. Call	Caa2	1,365,165
	Series 2004A, 7.750%, 6/01/35 (Mandatory put 12/01/14)

5,330	Total Oklahoma			4,862,452

	Pennsylvania – 5.2% (3.2% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn
	Allegheny Health System, Series 2000B:
695	9.250%, 11/15/22 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	811,732
6,455	9.250%, 11/15/30 (Pre-refunded 11/15/10)	11/10 at 102.00	AAA	7,539,180
500	Allentown Area Hospital Authority, Pennsylvania, Revenue Bonds, Sacred Heart Hospital, Series	No Opt. Call	BB–	483,650
	2005, 6.000%, 11/15/16
1,000	Berks County Industrial Development Authority, Pennsylvania, First Mortgage Revenue Bonds, One	11/17 at 101.00	N/R	922,910
	Douglassville Properties Project, Series 2007A, 6.125%, 11/01/34 (Alternative Minimum Tax)
2,000	Chester County Health and Education Facilities Authority, Pennsylvania, Revenue Bonds,	10/15 at 102.00	N/R	1,751,820
	Immaculata University, Series 2005, 5.750%, 10/15/37
400	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	Ba3	401,956
	Reliant Energy Inc., Series 2002A, 6.750%, 12/01/36 (Alternative Minimum Tax)
600	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	12/09 at 103.00	Ba3	602,934
	Reliant Energy Inc., Series 2003A, 6.750%, 12/01/36 (Alternative Minimum Tax)
4,000	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB	3,792,040
	Station Parking Garage, Series 2002, 5.800%, 6/01/23 – ACA Insured (Alternative Minimum Tax)

15,650	Total Pennsylvania			16,306,222

	Rhode Island – 1.6% (1.0% of Total Investments)
1,500	Central Falls Detention Facility Corporation, Rhode Island, Detention Facility Revenue Bonds,	7/15 at 103.00	N/R	1,508,355
	Series 2005, 7.250%, 7/15/35
1,000	Rhode Island Student Loan Authority, Student Loan Program Revenue Bonds, Series 2008A, 6.750%,	12/17 at 100.00	A	962,510
	12/01/28 (Alternative Minimum Tax)
3,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	2,716,680
	Series 2002A, 6.250%, 6/01/42

5,500	Total Rhode Island			5,187,545

	South Carolina – 1.4% (0.9% of Total Investments)
4,000	Lancaster County, South Carolina, Assessment Bonds, Edgewater II Improvement District, Series	11/17 at 100.00	N/R	3,959,800
	2007A, 7.750%, 11/01/39
490	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement	No Opt. Call	BBB (4)	550,716
	Asset-Backed Bonds, Series 2001B, 6.375%, 5/15/30 (ETM)

4,490	Total South Carolina			4,510,516

	Tennessee – 2.9% (1.8% of Total Investments)
3,500	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue	4/12 at 101.00	Ba2	3,588,410
	Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31
1,500	Maury County Industrial Development Board, Tennessee, Multi-Modal Interchangeable Rate	9/08 at 100.00	B–	1,078,035
	Pollution Control Revenue Refunding Bonds, Saturn Corporation, Series 1994, 6.500%, 9/01/24
	Sumner County Health, Educational, and Housing Facilities Board, Tennessee, Revenue Refunding
	Bonds, Sumner Regional Health System Inc., Series 2007:
2,000	5.500%, 11/01/37	11/17 at 100.00	N/R	1,821,840
2,000	5.500%, 11/01/46	11/17 at 100.00	N/R	1,778,900
990	Wilson County Health and Educational Facilities Board, Tennessee, Senior Living Revenue Bonds,	7/17 at 100.00	N/R	866,349
	Rutland Place, Series 2007A, 6.300%, 7/01/37

9,990	Total Tennessee			9,133,534

	Texas – 10.9% (6.7% of Total Investments)
1,935	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/11 at 100.00	N/R	1,875,847
	Series 2001A, 9.750%, 1/01/26
1,000	Austin Convention Enterprises Inc., Texas, Convention Center Hotel Revenue Bonds, First Tier	1/17 at 100.00	BB	879,310
	Series 2006B, 5.750%, 1/01/34
10	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	No Opt. Call	Caa1	9,180
	Company, Series 2001C, 5.750%, 5/01/36 (Mandatory put 11/01/11) (Alternative Minimum Tax)
700	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	7/18 at 100.00	Caa1	693,441
	Company, Series 2001D, 8.250%, 5/01/33 (Alternative Minimum Tax)
1,750	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/12 at 100.00	CCC+	791,088
	American Airlines Inc., Series 2007, 5.500%, 11/01/30 (Alternative Minimum Tax)
	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A:
1,840	7.000%, 9/01/25	9/14 at 100.00	N/R	1,854,757
6,600	7.125%, 9/01/34	9/14 at 100.00	N/R	6,707,514
585	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Baa3	616,151
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
1,000	Heart of Texas Education Finance Corporation, Texas, Gateway Charter Academy, Series 2006A,	8/16 at 100.00	N/R	874,760
	6.000%, 2/15/36
2,020	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	1,330,756
	Series 1998B, 5.700%, 7/15/29 (Alternative Minimum Tax)
975	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,	7/09 at 101.00	B–	642,320
	Series 1998C, 5.700%, 7/15/29 (Alternative Minimum Tax)
	Houston, Texas, Airport System Special Facilities Revenue Bonds, Continental Air Lines Inc.,
	Series 2001E:
600	7.375%, 7/01/22 (Alternative Minimum Tax)	7/11 at 101.00	B–	508,518
5,350	6.750%, 7/01/29 (Alternative Minimum Tax)	7/11 at 101.00	B–	4,079,750
1,000	La Vernia Education Financing Corporation, Texas, Charter School Revenue Bonds, Riverwalk	8/11 at 100.00	N/R	819,600
	Education Foundation, Series 2007A, 5.450%, 8/15/36
1,800	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	1,738,062
	5.750%, 1/01/38
1,000	Sabine River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Energy Company	8/13 at 101.00	Caa1	808,680
	LLC Project, Series 2003B, 6.150%, 8/01/22
2,000	Sea Breeze Public Facility Corporation, Texas, Multifamily Housing Revenue Bonds, Sea Breeze	1/21 at 100.00	N/R	1,799,140
	Senior Apartments, Series 2006, 6.500%, 1/01/46 (Alternative Minimum Tax)
2,000	Tarrant County Cultural and Educational Facilities Finance Corporation, Texas, Revenue Bonds,	2/17 at 100.00	AA–	1,620,960
	Texas Health Resources Project, Trust 1031, 12.658%, 2/15/36 (IF)
5,770	Texas Department of Housing and Community Affairs, Multifamily Housing Revenue Bonds, Humble	7/21 at 100.00	N/R	5,557,318
	Parkway Townhomes, Series 2004, 6.600%, 1/01/41 (Alternative Minimum Tax)
1,000	Texas Public Finance Authority, Charter School Finance Corporation Revenue Bonds, Cosmos	2/15 at 100.00	N/R	761,190
	Foundation Inc., Series 2007A, 5.375%, 2/15/37
340	Trinity River Authority of Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	5/13 at 101.00	Caa1	266,121
	Company, Series 2003, 6.250%, 5/01/28 (Alternative Minimum Tax)

39,275	Total Texas			34,234,463

	Virgin Islands – 2.6% (1.6% of Total Investments)
5,000	Virgin Islands Public Finance Authority, Revenue Bonds, Refinery Project – Hovensa LLC, Series	1/14 at 100.00	BBB	4,863,050
	2003, 6.125%, 7/01/22 (Alternative Minimum Tax)
3,300	Virgin Islands Public Finance Authority, Senior Secured Lien Revenue Bonds, Refinery Project –	7/14 at 100.00	BBB	3,128,664
	Hovensa LLC, Series 2004, 5.875%, 7/01/22

8,300	Total Virgin Islands			7,991,714

	Virginia – 5.4% (3.3% of Total Investments)
1,940	Isle of Wight County Industrial Development Authority, Virginia, Environmental Improvement	3/17 at 100.00	BBB	1,416,161
	Revenue Bonds, International Paper Company Project, Series 2007A, 4.700%, 3/01/31 (Alternative
	Minimum Tax)
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998A:
2,000	0.000%, 8/15/14 (Pre-refunded 8/15/08)	8/08 at 73.23	AAA	1,463,400
4,250	5.500%, 8/15/28 (Pre-refunded 8/15/08)	8/08 at 102.00	AAA	4,341,078
1,850	0.000%, 8/15/30 (Pre-refunded 8/15/08)	8/08 at 28.38	AAA	524,642
	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll
	Road, Series 1998B:
2,000	0.000%, 8/15/12 (Pre-refunded 8/15/08)	8/08 at 82.10	AAA	1,640,700
3,000	0.000%, 8/15/15 (Pre-refunded 8/15/08)	8/08 at 68.82	AAA	2,063,070
9,000	0.000%, 8/15/19 (Pre-refunded 8/15/08)	8/08 at 54.38	AAA	4,890,510
580	Rockbridge County Industrial Development Authority, Virginia, Horse Center Revenue Bonds,	7/11 at 105.00	B2 (4)	667,319
	Series 2001A, 7.400%, 7/15/21 (Pre-refunded 7/15/11)

24,620	Total Virginia			17,006,880

	Washington – 4.3% (2.7% of Total Investments)
3,000	Skagit County Public Hospital District 1, Washington, Revenue Bonds, Skagit Valley Hospital,	12/13 at 100.00	Baa2	3,062,700
	Series 2003, 6.000%, 12/01/18
	Vancouver Downtown Redevelopment Authority, Washington, Revenue Bonds, Conference Center
	Project, Series 2003A:
1,750	6.000%, 1/01/28 – ACA Insured	1/14 at 100.00	N/R	1,633,170
4,725	6.000%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	4,210,542
2,500	5.250%, 1/01/34 – ACA Insured	1/14 at 100.00	N/R	2,022,600
1,000	Washington State Economic Development Finance Authority, Revenue Bonds, Coeur D’Alene Fiber	12/17 at 100.00	N/R	830,460
	Project, Series 2007G, 7.000%, 12/01/27 (Alternative Minimum Tax)
2,000	Washington State Health Care Facilities Authority, Revenue Bonds, Northwest Hospital and	No Opt. Call	N/R	1,813,460
	Medical Center of Seattle, Series 2007, 5.700%, 12/01/32

14,975	Total Washington			13,572,932

	West Virginia – 0.3% (0.2% of Total Investments)
500	Ohio County Commission, West Virginia, Special District Excise Tax Revenue Bonds, Fort Henry	3/16 at 100.00	N/R	467,195
	Economic Development, Series 2006B, 5.625%, 3/01/36
500	Ohio County Commission, West Virginia, Tax Increment Revenue Bonds, Fort Henry Centre	No Opt. Call	N/R	490,490
	Financing District, Series 2007A, 5.850%, 6/01/34

1,000	Total West Virginia			957,685

	Wisconsin – 9.7% (6.0% of Total Investments)
550	Lac Courte Oreilles Band of Lake Superior Chippewa Indians, Wisconsin, Revenue Bonds, Series	12/14 at 101.00	N/R (4)	685,845
	2003A, 7.750%, 6/01/16 (Pre-refunded 12/01/14)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care Inc.,
	Series 1999A:
9,485	5.600%, 2/15/29	2/09 at 101.00	BBB+	8,937,808
2,300	5.600%, 2/15/29 – ACA Insured	2/09 at 101.00	BBB+	2,203,630
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Southwest Health Center
	Inc., Series 2004A:
875	6.125%, 4/01/24	4/14 at 100.00	N/R	838,154
1,000	6.250%, 4/01/34	4/14 at 100.00	N/R	918,830
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan
	Healthcare System, Series 2006:
7,995	5.250%, 8/15/26 (UB)	8/16 at 100.00	A–	6,949,974
12,000	5.250%, 8/15/34 (UB)	8/16 at 100.00	A–	9,946,080

34,205	Total Wisconsin			30,480,321

	Wyoming – 0.3% (0.2% of Total Investments)
1,000	Sweetwater County, Wyoming, Solid Waste Disposal Revenue Bonds, FMC Corporation, Series 2005,	12/15 at 100.00	BBB	889,140
	5.600%, 12/01/35 (Alternative Minimum Tax)

$ 557,368	Total Investments (cost $534,484,056) – 161.5%			507,965,217

	Floating Rate Obligations – (14.2)%			(44,565,000)

	Other Assets Less Liabilities – 2.0%			6,162,549

	Preferred Shares, at Liquidation Value – (49.3)% (7)			(155,000,000)

	Net Assets Applicable to Common Shares – 100%			$314,562,766

Futures Contracts outstanding at July 31, 2008:
					Unrealized
	Contract	Number of	Contract	Value at	Appreciation
Type	Position	Contracts	Expiration	July 31, 2008	(Depreciation)

U.S. 30-Year Treasury Bonds	Short	(234)	9/08	$(27,027,000)	$80,938

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of July 31, 2008. Subsequent to July 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	The issuer has received a formal adverse determination from the Internal Revenue Service (the "IRS")
regarding the tax-exempt status of the bonds' coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(6)	On April 14, 2008, the Adviser concluded that the issuer was not likely to meet its interest payment obligations and directed the Custodian to cease accruing additional income and “write-off” any remaining recorded balances on the Fund’s records.
(7)	Preferred Shares, at Liquidation Value as a percentage of total investments is (30.5)%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2008, the cost of investments was $488,323,693.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 13,321,391
Depreciation	(38,237,528)

Net unrealized appreciation (depreciation) of investments	$(24,916,137)

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Municipal High Income Opportunity Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         September 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         September 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        September 29, 2008